UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23426

Infusive US Trust
(Exact name of registrant as specified in charter)

c/o Infusive Asset Management, Inc.

60 East 42nd Street, Suite 1840

New York, NY 10165

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (646) 585-9612

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Infusive® Compounding Global Equities ETF

Semi-Annual Report

December 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper free of charge. To elect to continue to receive paper copies of shareholder reports through the mail or to otherwise change your delivery method, contact your financial intermediary or follow the instructions included with this disclosure. Your election to receive shareholder reports in paper will apply to all funds that you hold through the financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

Portfolio Summary (Unaudited)

Infusive Compounding Global Equities ETF (JOYY)

The Infusive Compounding Global Equities ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Infusive Global Consumer Champions Index. (the “Underlying Index”). The Underlying Index is designed to track the MSCI ACWI Investable Market Index of developed and emerging markets stocks. The index aims to represent the performance of a select set of companies from consumption-related GICS sub-industries. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of December 31, 2019 (55.9% of Net Assets)		Country Diversification* as of December 31, 2019
Description	% of Net Assets	United States	73.5%
Apple, Inc.	15.1%	China	9.2%
Amazon.com, Inc.	8.2%	United Kingdom	5.1%
Alibaba Group Holding Ltd.	4.5%	Switzerland	4.1%
Facebook, Inc.	4.4%	France	4.0%
Alphabet, Inc.	4.4%	Belgium	0.8%
Visa, Inc.	4.3%	Germany	0.7%
Nestle SA	4.1%	Japan	0.6%
Mastercard, Inc.	3.9%	Spain	0.5%
Walt Disney Co. (The)	3.5%	Brazil	0.5%
Tencent Holdings Ltd.	3.5%	Other	1.0%
		Total	100.0%

Sector Diversification* as of December 31, 2019
Consumer Discretionary	29.8%
Consumer Staples	27.9%
Information Technology	23.3%
Communication Services	19.0%
Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund's investment portfolio see page 3.

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below, to December 31, 2019.

Actual expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account Value December 30, 2019	Account Value December 31, 2019	Annualized Expense Ratio	During the Period Per $1,000
Infusive Compounding Global Equities ETF
Actual	$1,000.00	$1,005.50	0.50%	$0.03	(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	0.50%	$2.54	(2)

(1) Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 2 (the number of days in the period December 30, 2019 to December 31, 2019), then divided by 366.

(2) Expenses (hypothetical expenses as if the Fund had been in existence from July 1, 2019)  are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Schedule of Investments

December 31, 2019 (unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Argentina — 0.4%
MercadoLibre, Inc.*	17	$9,723
Belgium — 0.8%
Anheuser-Busch InBev SA/NV	272	22,200
Brazil — 0.5%
Ambev SA, ADR	1,663	7,750
Magazine Luiza SA	400	4,743
		12,493
Canada — 0.4%
Lululemon Athletica, Inc.*	41	9,498
Restaurant Brands International, Inc.	3	192
		9,690
China — 9.2%
Alibaba Group Holding Ltd., ADR*	555	117,716
Autohome, Inc., ADR*	25	2,000
Baidu, Inc., ADR*	93	11,755
Baozun, Inc., ADR*	25	828
iQIYI, Inc., ADR*	64	1,351
NetEase, Inc., ADR	25	7,666
Tencent Holdings Ltd.	1,872	90,239
Tencent Music Entertainment Group, ADR*	66	775
Weibo Corp., ADR*	29	1,344
Yum China Holdings, Inc.	126	6,049
		239,723
France — 3.9%
Danone SA	207	17,171
Kering SA	25	16,422
L'Oreal SA	85	25,189
LVMH Moet Hennessy Louis Vuitton SE	95	44,169
		102,951
Germany — 0.7%
adidas AG	60	19,518
Italy — 0.3%
Ferrari NV	41	6,807
Japan — 0.6%
Kao Corp.	206	17,108
ZOZO, Inc.	2	38
		17,146
Spain — 0.5%
Industria de Diseno Textil SA	372	13,132
Switzerland — 4.0%
Nestle SA	977	105,716
United Kingdom — 5.1%
British American Tobacco PLC	761	32,578
Capri Holdings Ltd.*	62	2,365
Coca-Cola European Partners PLC	83	4,223
Diageo PLC	852	36,124
Unilever NV	553	31,801
Unilever PLC	436	25,128
		132,219
United States — 73.2%
Alphabet, Inc., Class A*	85	113,848

	Number of Shares	Value
United States (Continued)
Altria Group, Inc.	663	$33,090
Amazon.com, Inc.*	116	214,349
Apple, Inc.	1,339	393,197
Beyond Meat, Inc.*	10	756
Booking Holdings, Inc.*	17	34,913
Brown-Forman Corp., Class B	108	7,301
Burlington Stores, Inc.*	25	5,701
Campbell Soup Co.	66	3,262
Clorox Co. (The)	45	6,909
Coca-Cola Co. (The)	1,397	77,324
Colgate-Palmolive Co.	291	20,032
Conagra Brands, Inc.	172	5,889
Constellation Brands, Inc., Class A	60	11,385
Domino's Pizza, Inc.	15	4,407
eBay, Inc.	272	9,822
Estee Lauder Cos., Inc. (The), Class A	76	15,697
Etsy, Inc.*	49	2,171
Expedia Group, Inc.	49	5,299
Facebook, Inc., Class A*	563	115,556
Five Below, Inc.*	23	2,941
General Mills, Inc.	205	10,980
Grubhub, Inc.*	39	1,897
Hanesbrands, Inc.	147	2,183
Hershey Co. (The)	52	7,643
JM Smucker Co. (The)	41	4,269
Kellogg Co.	91	6,294
Kimberly-Clark Corp.	116	15,956
Kraft Heinz Co. (The)	232	7,454
Lamb Weston Holdings, Inc.	52	4,474
Mastercard, Inc., Class A	339	101,222
Match Group, Inc.*	25	2,053
McCormick & Co., Inc.	43	7,298
McDonald's Corp.	301	59,481
Mondelez International, Inc., Class A	547	30,129
Monster Beverage Corp.*	141	8,960
Netflix, Inc.*	145	46,918
NIKE, Inc., Class B	459	46,501
PepsiCo, Inc.	497	67,925
Philip Morris International, Inc.	524	44,587
Planet Fitness, Inc., Class A*	33	2,464
Post Holdings, Inc.*	27	2,946
Roku, Inc.*	31	4,151
Ross Stores, Inc.	141	16,415
Shake Shack, Inc., Class A*	17	1,013
Starbucks Corp.	503	44,224
Stitch Fix, Inc., Class A*	35	898
Take-Two Interactive Software, Inc.*	41	5,019
Tapestry, Inc.	110	2,967
TJX Cos., Inc. (The)	459	28,026
Ulta Beauty, Inc.*	21	5,316
Vail Resorts, Inc.	15	3,597
VF Corp.	116	11,561
Visa, Inc., Class A	596	111,989
Walt Disney Co. (The)	634	91,695

See Notes to Financial Statements.

Schedule of Investments (Continued)

December 31, 2019 (unaudited)

	Number of Shares	Value
United States (Continued)
Wendy's Co. (The)	81	$1,799
Williams-Sonoma, Inc.	31	2,277
World Wrestling Entertainment, Inc., Class A	23	1,492
Yum! Brands, Inc.	147	14,807
		1,912,729

TOTAL INVESTMENTS — 99.6%
(Cost $2,615,735)		$2,604,047
Other assets and liabilities, net — 0.4%		10,208
NET ASSETS — 100.0%		$2,614,255

*	Non-income producing security.

ADR:	American Depositary Receipt

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2019, based upon the three levels defined above:

Infusive Compounding Global Equities ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(a)	$2,604,047	$–	$–	$2,604,047
Total	$2,604,047	$–	$–	$2,604,047

(a) Refer to the Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

Statement of Assets and Liabilities

December 31, 2019 (unaudited)

Assets
Investments, at value (cost $2,615,735)	$2,604,047
Cash	103,904
Foreign currency (cost $827)	828
Receivables:
Dividends	186
Total assets	$2,708,965
Liabilities
Payables:
Investment securities purchased	94,673
Management fees	37
Total liabilities	94,710
Net Assets, at value	$2,614,255
Net Assets Consist of
Paid-in capital	$2,625,922
Distributable earnings (loss)	(11,667)
Net Assets, at value	$2,614,255
Number of Common Shares outstanding	104,000
Net Asset Value	$25.14

See Notes to Financial Statements.

Statement of Operations

For the Period Ended December 31, 2019 (unaudited)

Investment Income
Dividend income	$186
Expenses
Management expense	37
Net investment income (loss)	149
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Foreign currency transactions	(129)
Net realized gain (loss)	(129)
Net change in unrealized appreciation (depreciation) on:
Investments	(11,688)
Foreign currency translations	1
Net change in unrealized appreciation (depreciation)	(11,687)
Net realized and unrealized gain (loss) on investments	(11,816)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,667)

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Period December 24, 2019(a) to December 31, 2019 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$149
Net realized gain (loss)	(129)
Net change in net unrealized appreciation (depreciation)	(11,687)
Net increase (decrease) in net assets resulting from operations	(11,667)

Fund Shares Transactions
Proceeds from shares sold	2,525,922
Net increase (decrease) in net assets resulting from fund share transactions	2,525,922
Total net increase (decrease) in Net Assets	2,514,255

Net Assets
Beginning of period	100,000
End of period	$2,614,255

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,000
Shares sold	100,000
Shares outstanding, end of period	104,000

(a)	Commencement of Operations.

See Notes to Financial Statements.

Financial Highlights
Selected Per Share Data	Period Ended 12/31/2019(a) (unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.00	(c)
Net realized and unrealized gain (loss)	0.14	(d)
Total from investment operations	0.14
Net Asset Value, end of period	$25.14
Total Return (%)	0.55	(e)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3
Ratio of expenses (%)	0.50	(f)
Ratio of net investment income (loss) (%)	2.01	(f)
Portfolio turnover rate (%)(g)	0

(a)	For the period December 24, 2019 (commencement of operations) through December 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(e)	Not Annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. Organization

Infusive US Trust (“the Trust”) was organized as a Delaware statutory trust on July 10, 2018. The Trust is an open-end management investment company registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Infusive Asset Management, Inc. (“Infusive” or the “Advisor”), an indirect, wholly-owned subsidiary of Infusive PLC, serves as investment advisor to the Trust and has overall responsibility for the general management and administration of the Trust, subject to the supervision of the Fund’s Board of Trustees (“Board”). The Trust has established one series (the “Fund”), which was operational and trading as of December 31, 2019. Shares of the Fund are listed on the NYSE Arca, Inc. (“NYSE”). The accompanying financial statements relate to the Infusive Compounding Global Equities ETF, a diversified series of the Trust which commenced operations on December 24, 2019.

The Infusive Compounding Global Equities ETF seeks to track the investment results, (before fees and expenses) of the Infusive Global Consumer Champions Index (the “Underlying Index”) using a passive management strategy. The Fund seeks to achieve its investment objective by primarily investing its net assets in securities included in the Infusive Global Consumer Champions Index. The Fund also may invest its assets in instruments other than the securities of the Underlying Index, including derivatives (such as certain futures, forwards, swap and options contracts), cash and cash equivalents, as well as in securities not included in the Underlying Index, but which the Advisor believes will help the Fund track the Underlying Index.

The Trust had no operations from its initial registration until commencement of operations date, other than matters relating to its organization and registration and the sale and issuance to Infusive Asset Management, Inc. of 4,000 shares at an aggregate purchase price of $100,000 in Infusive Compounding Global Equities ETF.

The Fund offers shares that are listed and traded on the NYSE. The Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of shares may acquire those shares from the Fund or tender such shares for redemption to the Fund, in Creation Units only.

Under the Trust’s organizational documents and, in some cases, by contract, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

Security Valuation The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Notes to Financial Statements (unaudited) (Continued)

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. For the period ended December 31, 2019, the Fund did not incur any interest or penalties.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2019, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Foreign Currency Translations The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Notes to Financial Statements (unaudited) (Continued)

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

For its investment advisory services to the Fund, the Advisor is entitled to receive a unitary management fee from the Fund based on the Fund’s aggregate average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.50%.

Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. The Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund.

4. Investment Portfolio Transactions

For the period ended December 31, 2019, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases
$108,257

For the period ended December 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases
$2,507,478

5. Fund Share Transactions

As of December 31, 2019, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Subsequent Events

In preparing these financial statements, the Fund’s management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. No significant events have occurred between period end and the issuance of the financial statements.

Approval of Investment Advisory Agreement and Board Considerations (Unaudited)

The Board (the members of which are referred to as “Trustees”) of the Trust met in person on July 16, 2019, to consider the approval of the investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Advisory Agreement”). The Board considered the various terms of the Advisory Agreement.

In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) the Board requested, reviewed and considered materials furnished by the Advisor relevant to the Board’s consideration of whether to approve the Advisory Agreement. In connection with considering approval of the Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. The consideration of the Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, extent and quality of the services provided by the Advisor; (2) the investment advice and performance of the Advisor; (3) the fees of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Trust; (4) the expenses of the Fund and the extent to which economies of scale would be realized as the Fund grows; (5) any benefits derived or to be derived by the Advisor from the relationship with the Trust; and (6) potential conflicts of interest and associated compliance regimes adopted by the Advisor.

In reviewing such factors, the Board relied on certain information, including (1) copies of the Advisory Agreement; (2) information describing the Advisor the services provided thereby; (3) information regarding the compliance programs of the Advisor; (4) copies of the Forms ADV for the Advisor; and (5) memoranda and guidance from K&L Gates LLP on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act. In addition, as part of the Advisor’s responses to submitted questions, the Board was provided with data comparing the advisory fees and expected expenses of the Fund with expenses and performance of other exchange-traded funds (“ETFs”) and mutual funds with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the ETF and mutual fund industry, as applicable.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Fund:

1. The nature, extent and quality of the facilities and services proposed to be provided by the Advisor. The Board received information on and considered the responsibility of services to be provided by the Advisor, including portfolio management. The Board reviewed the experience and resources that the Advisor had in managing strategies similar to those proposed for the Fund, including information regarding the education and experience of management and investment personnel.

The Board determined that the Fund would likely benefit from the services and resources available from the Advisor, in respect of its responsibilities. In particular, they noted the extensive experience of the Advisor’s management personnel in developing and administering strategies that would be utilized by the Fund, as well as the performance history of the Advisor since its inception.

2. The advisory fees paid by and overall expenses of the Fund. The Board considered comprehensive data and information comparing the advisory fees and expected expense ratios of the Fund. In particular, the Board noted that the Advisor proposed charging a unitary advisory fee. The Advisor noted that under the unitary fee structure, the Advisor, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and that the Advisor would bear the risk of these expenses increasing. The Board noted that the Fund was not expected to incur additional expenses besides the unitary advisory fee, and received information regarding the Fund’s anticipated expense ratios. The Board considered that the unitary fee structure is becoming more prevalent among other ETFs as a way to rationalize expenses for shareholders and obviate the need for an expense limitation agreement, and its subsequent annual renewals. The Board also observed that the unitary fee provides predictability in Fund expenses at various asset levels and also protects the Fund against the risks of increases in third-party service provider fees and other expenses covered under the unitary fee.

Approval of Investment Advisory Agreement and Board Considerations (Unaudited) (Continued)

Although the Board determined that the Fund was distinct in ways from its peer group of ETFs and mutual funds, the Board determined that the advisory fees charged and overall expenses of the Fund were competitive and in line with the related universe of funds. The Advisor also presented the Board with several “fall-out” benefits the Advisor derives from its relationship with the Trust, such as certain brokerage commissions received by an affiliated broker, float income and free credit balances. In light of the nature, quality, and extent of services provided by the Advisor and the costs incurred by the Advisor in rendering those services, the Board concluded that the level of fees paid to the Advisor with respect to the Fund were fair and reasonable.

3. Brokerage and portfolios transactions. The Board was presented with materials and a thorough discussion of the brokerage practices of the Advisor, including a walk-through of the Advisor’s list of broker-dealers with which the Advisor does business, and from which the Advisor receives research and other services. The Advisor presented on its best execution policies, and discussed that its Brokerage Committee meets quarterly to review best execution and the agreed list of broker-dealers. The Independent Trustees determined the brokerage policies of the Advisor would benefit the Fund.

4. Financial condition of each of the Advisor. After considering information relating to the financial condition of the Advisor, as well as the expected fees and operating costs relating to the management of the Fund, the Board determined that the Advisor would be capable of providing services to the Fund. In this determination, the Board considered the fact that Advisor, with the exception of certain brokerage and acquired fund fees and expenses, litigation expenses and taxes, the Advisor would be paying for all the expenses of the Fund.

5. Possible conflicts of interest. The Board considered the experience and ability of the advisory personnel assigned to the Fund, soft-dollar arrangements and the brokerage policies of the Advisor (including a discussion of the execution policies of the Advisor), and the substance and administration of the codes of ethics of the Trust and the Advisor. The Board determined that the personnel and compliance policies of the Trust and Advisor were each well designed to monitor and address conflicts of interest.

6. Effect of the Fund’s growth and size on its investment performance and expenses, The Board considered information relating to the seeding and expected initial trading of the Fund. It determined that the expense ratios of the Fund were well suited in light of expectations for asset accumulation and projected growth therefrom.

Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the advisory fee rates and total expense ratios are reasonable in relation to the services provided by the Advisor to the Fund, as well as the costs incurred and the benefits gained by the Advisor in providing such services. The Board also found the investment advisory fees paid to the Advisor to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar anticipated size. Based on these and other considerations, the Board, in the exercise of its reasonable judgment, determined that the fees and expenses proposed for the Fund were fair and reasonable. As a result, all of the Board members, including the Independent Trustees, approved the Advisory Agreement.

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Fund’s policies and procedures for voting proxy for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most 12-month period ended June 30 are available on our Website at www.infusive.com or visiting the SEC’s website at www.sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at 1-844-463-5699.

Portfolio Holding Information

The Fund is required to file its complete schedule of investments with the SEC for the first and third fiscal quarters on Form N-PORT. Copies of the filings will be available without charge, upon request on the SEC’s website at www.sec.gov. and will be available by calling the Fund at 1-844-463-5699.

Information about the Fund’s portfolio holdings is available daily on our website, www.infusive.com.

Proxy Voting Policies and Procedures

A description of Infusive US Trust proxy voting policies and procedures, which are applicable to the Infusive Compounding Global Equities ETF, is available without charge, upon request, by calling 1-844-463-5699 collect or visiting our website at www.infusive.com or the Securities and Exchange Commission’s website at www.sec.gov.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.infusive.com.

Privacy Policy Notice (unaudited)

The Trust is committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality. In the event that you hold Shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
Infusive Asset Management. Inc.
60 East 42nd Street, Suite 1840
New York, NY 10165

Administrator, Custodian, Transfer Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Distributor
ALP Distributors, Inc.,
1290 Broadway, Suite 110
Denver, Colorado 80203

Legal Counsel
K&L Gates LLP
599 Lexington Avenue
New York, NY 10022

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of their management, and other information.

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Infusive US Trust

By (Signature and Title)*	/s/ Andrea Ruggeri
Andrea Ruggeri, Principal Executive Officer
(principal executive officer)

Date	February 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Andrea Ruggeri
Andrea Ruggeri, Principal Executive Officer
(principal executive officer)

Date	February 17, 2020

By (Signature and Title)*	/s/ Conrad Levy
Conrad Levy, Principal Financial Officer
(principal financial officer)

Date	February 17, 2020

* Print the name and title of each signing officer under his or her signature.